Managers Short Duration Government Fund
Managers Short Duration Government Fund
Investment Objective
The Managers Short Duration Government Fund' s (the "Fund" or "Short Duration Government Fund") investment objective is to provide investors with a high level of current income, consistent with a low volatility of net asset value.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Managers Short Duration Government Fund
Management Fee		0.70%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.10%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[2]	0.81%
[1]	Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If extraordinary expenses had been included, Other Expenses would have been 0.11%.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Managers Short Duration Government Fund	83	259	450	1,002

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by typically seeking to match the duration, or interest rate risk, of a portfolio that invests exclusively in six-month U.S. Treasury securities on a constant maturity basis.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds (debt securities) issued by the U.S. Government or its agencies and instrumentalities and synthetic instruments or derivatives having economic characteristics similar to such debt securities.

The Fund will seek to minimize credit risk by investing in securities of the highest credit quality. In addition, as a matter of fundamental policy, the Fund will limit purchases to securities from the following classes of assets: securities issued directly or guaranteed by the U.S. Government or its agencies or instrumentalities; mortgage-backed securities rated AAA by Standard & Poor's Corporation ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's"); securities fully collateralized by assets in either of the above classes; and hedge instruments and stripped mortgage-backed securities, which may only be used for risk management purposes.

The Fund typically employs hedging techniques, such as interest rate futures, options, caps, floors, and swaps, which are designed to reduce the interest rate risk of its fixed income securities. The Fund may employ leverage by using reverse repurchase agreements, dollar rolls and other borrowings, or through the use of when-issued, delayed-delivery or forward commitment transactions, or other derivatives.

The Fund will not purchase a put or call option on U.S. Government securities or mortgage-backed securities if, as a result of such purchase, more than 10% of its total assets would be invested in such options. The Fund will engage in over-the-counter option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. The Fund will only sell options that are covered.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Asset-Backed and Mortgage-Backed Securities Risk—asset-backed and mortgage-backed securities investments involve risk of loss due to prepayments that occur earlier or later than expected or due to default.

Basis Risk—changes in the value of a hedge transaction may not completely offset changes in the value of the assets and liabilities being hedged.

Credit and Counterparty Risk—the issuer of bonds or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations.

Derivatives Risk—the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Hedging Risk—there is no guarantee that hedging strategies will be successful.

Inflation Risk—the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk—fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Leverage Risk—borrowing, and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Prepayment Risk—many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

U.S. Government Securities Risk—obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation (" FHLMC"), and Federal Home Loan Banks ("FHLBs") are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit or call 800.835.3879.
Calendar Year Total Returns as of 12/31/12

Best Quarter: 2.14% (2nd Quarter 2009) Worst Quarter: -2.18% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/12
Average Annual Total Returns	1 Year	5 Years	10 Years
Managers Short Duration Government Fund	1.64%	1.84%	2.60%
Managers Short Duration Government Fund Return After Taxes on Distributions	1.36%	1.17%	1.66%
Managers Short Duration Government Fund Return After Taxes on Distributions and Sale of Fund Shares	1.06%	1.18%	1.66%
Managers Short Duration Government Fund Merrill Lynch Six-Month U.S. T-Bill Index (reflects no deduction for fees, expenses, or taxes)	0.17%	0.98%	2.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.